Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Leases [Abstract]
Lease payments percentage	6.10%		6.10%
Right-of-use assets	$ 78,782		$ 130,134
Total operating lease expenses	$ 49,550	$ 54,554